Financial Services, Banking and Thrift (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	R$ 1,108,394	R$ 4,259,379	R$ 1,331,648	R$ 500,446
Loans and advances to banks	6,194,960	3,718,506
Mandatory reserve deposits at central banks	5,285,402	2,664,415
Financial assets	23,899,551	16,868,112
Derivative financial assets	563	4,238
Loans and advances to customers	35,596,293	29,784,301
Loans and advances to customers, net of provisions for expected loss	33,327,355	27,900,543
Other assets (a)	83,194	109,682
Financial assets by contractual term	69,899,419	55,524,875
Liabilities with financial and similar institutions	11,319,577	9,522,469
Liabilities with customers	42,803,229	32,651,620
Securities issued	9,890,219	8,095,042
Derivative financial liabilities	70,048	15,063
Borrowings and on-lending	128,924	107,412
Financial liabilities by contractual term	64,325,687	50,512,001
Other financial liabilities	113,690	120,395
Current Assets [Member]
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	1,108,394	4,259,379
Loans and advances to banks	6,194,960	3,718,506
Mandatory reserve deposits at central banks	5,285,402	2,664,415
Financial assets	5,379,079	702,823
Derivative financial assets	563	4,238
Loans and advances to customers, net of provisions for expected loss	15,686,443	13,992,939
Other assets (a)	0
Financial assets by contractual term	33,654,841	25,342,300
Non-current Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	18,520,472	16,165,289
Loans and advances to customers, net of provisions for expected loss	17,640,912	13,907,603
Other assets (a)	83,194	109,682
Financial assets by contractual term	36,244,578	30,182,574
Current Liabilities [Member]
Disclosure of credit risk exposure [line items]
Liabilities with financial and similar institutions	11,319,577	9,522,469
Liabilities with customers	25,942,634	19,209,323
Securities issued	6,427,756	5,039,791
Derivative financial liabilities	70,003	9,981
Borrowings and on-lending	111,806	87,122
Financial liabilities by contractual term	43,872,787	33,874,702
Other financial liabilities	1,011	6,016
Non-current Liabilities [Member]
Disclosure of credit risk exposure [line items]
Liabilities with customers	16,860,595	13,442,297
Securities issued	3,462,463	3,055,251
Derivative financial liabilities	45	5,082
Borrowings and on-lending	17,118	20,290
Financial liabilities by contractual term	20,452,900	16,637,299
Other financial liabilities	R$ 112,679	R$ 114,379